INTANGIBLES AND GOODWILL - Identified intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets
Less accumulated amortization		$ 466	$ 472
Indefinite-lived intangible assets
Total intangible assets	$ 3,311	3,649	4,115
Neuro Pro Monitoring
Finite-lived intangible assets
Total finite-lived intangible assets		4,545	4,545
Less accumulated amortization		(1,013)	(547)
Finite-lived intangible assets, net		3,532	3,998
Indefinite-lived intangible assets
Total intangible assets		3,649	4,115
Tradenames | Neuro Pro Monitoring
Indefinite-lived intangible assets
Indefinite-lived intangible assets		117	117
Doctor Agreements | Neuro Pro Monitoring
Finite-lived intangible assets
Total finite-lived intangible assets		4,509	4,509
Noncompete Agreements | Neuro Pro Monitoring
Finite-lived intangible assets
Total finite-lived intangible assets		$ 36	$ 36